Summary of Significant Accounting Policies - Schedule of Movement of Contract Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule Of Movement Of Contract Assets Abstract
Balance, at beginning of the year	$ 603,979	$ 144,876
Addition	1,112,636	598,288
Reduction	(565,881)	(147,519)
Exchange rate difference	7,636	8,334
Balance, at end of the year	$ 1,158,370	$ 603,979